Income Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Cash flow hedges	$ 5,088	$ 6,816	[1]	$ (55,596)	[1]
Actuarial gains (losses) from defined benefit pension plans	(3,694)	(9,592)	[1]	(9,192)	[1]
Components of other comprehensive income	(1,394)	2,776		64,788
Amount Before Tax [Member]
Disclosure Of Income Taxes [Line Items]
Available-for-sale financial assets	(829)	976		(676)
Cash flow hedges	12,735	28,731		(211,149)
Share of other comprehensive income in associates and joint ventures accounted for using the equity method		(20,832)		(844)
Foreign currency translation	(95,501)	214,887		(984,463)
Actuarial gains (losses) from defined benefit pension plans	(4,941)	(29,399)		(29,062)
Components of other comprehensive income	(88,536)	194,363		(1,226,194)
Income Tax Expense (Benefit) [Member]
Disclosure Of Income Taxes [Line Items]
Cash flow hedges	(5,088)	(6,816)		55,596
Actuarial gains (losses) from defined benefit pension plans	3,694	9,592		9,192
Components of other comprehensive income	(1,394)	2,776		64,788
Amount After Tax [Member]
Disclosure Of Income Taxes [Line Items]
Available-for-sale financial assets	(829)	976		(676)
Cash flow hedges	7,647	21,915		(155,553)
Share of other comprehensive income in associates and joint ventures accounted for using the equity method		(20,831)		(844)
Foreign currency translation	(95,501)	214,886		(984,463)
Actuarial gains (losses) from defined benefit pension plans	(1,247)	(19,807)		(19,870)
Components of other comprehensive income	$ (89,930)	$ 197,139		$ (1,161,407)

[1]	As Restated